Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities
Income tax reserves	$ 5,118	$ 4,195
Excess 401(k) Plus Plan	1,521	1,380
Disability benefits	478	507
Derivative liabilities	506	206
Workforce reductions	725	736
Deferred taxes	5,230	3,696
Other taxes payable	42	40
Environmental accruals	254	244
Warranty accruals	45	76
Asset retirement obligations	94	111
Acquisition related	9	13
Divestiture related	65	173
Other	439	796
Total	$ 14,526	$ 12,174